Fees Summary	Sep. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 566,413,000	[1]
Previously Paid Amount	0
Total Fee Amount	86,717.83
Total Offset Amount	0
Net Fee	$ 86,717.83

[1]	Estimated solely for the purpose of calculating the registration fee.